Weighted Average Number of Shares Diluted (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of Weighted Average Diluted Shares

	2019	2020	2021
Weighted average number of shares (basic)	131.0	129.1	126.7
Dilutive effect of outstanding awards under SBC plans	0.8	—	—
Weighted average number of shares (diluted)	131.8	129.1	126.7